UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2026

T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long PAAS Daily Target ETF and T-REX 2X Long SNDK Daily Target ETF (the “T-REX 2X ETFs”)

ITEM 1.(a).  Reports to Stockholders.

T-REX 2X Long EOSE Daily Target ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2026 T-REX 2X Long EOSE Daily Target ETF ticker: EOSU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long EOSE Daily Target ETF for the period of January 14, 2026 to June 30, 2026. You can find additional information about the Fund at www.rexshares.com/eosu/. You can also contact us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long EOSE Daily Target ETF	$36¹	1.50%²
¹	Costs are for the period of January 14, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$9,171,733
Number of Holdings	3
Total Net Advisory Fee	$61,006
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	89.84%
Money Market Fund	11.34%
Liabilities in Excess of Other Assets	-0.38%
Derivatives	-0.80%

Material Changes

Stock Split

On March 31, 2026, the Board of Trustees approved a 1-for-25 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on April 14, 2026, and the Fund’s shares began trading on a split-adjusted basis on April 15, 2026. The Creation Unit size remained at 10,000 shares per unit.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/eosu/.

T-REX 2X Long RDW Daily Target ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 T-REX 2X Long RDW Daily Target ETF ticker: RDWU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long RDW Daily Target ETF for the period of January 30, 2026 (inception) to June 30, 2026. You can find additional information about the Fund at www.rexshares.com/rdwu/. You can also contact us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long RDW Daily Target ETF	$44¹	1.50%²
¹	Costs are for the period of January 30, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	68.09%
Derivatives	19.14%
Money Market Fund	9.14%
Other Assets Net of Liabilities	3.63%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/rdwu/.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$49,357,050
Number of Holdings	4
Total Net Advisory Fee	$144,199
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

T-REX 2X Long APH Daily Target ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 T-REX 2X Long APH Daily Target ETF ticker: APHU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long APH Daily Target ETF for the period of February 18, 2026 (inception) to June 30, 2026. You can find additional information about the Fund at www.rexshares.com/aphu/. You can also contact us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long APH Daily Target ETF	$61¹	1.50%²
¹	Costs are for the period of February 18, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	77.37%
Derivatives	13.43%
Money Market Fund	9.03%
Other Assets Net of Liabilities	0.17%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/aphu/.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$3,421,349
Number of Holdings	2
Total Net Advisory Fee	$7,666
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

T-REX 2X Long FIGR Daily Target ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 T-REX 2X Long FIGR Daily Target ETF ticker: FGRU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long FIGR Daily Target ETF for the period of February 18, 2026 (inception) to June 30, 2026. You can find additional information about the Fund at www.rexshares.com/fgru/. You can also contact us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long FIGR Daily Target ETF	$39¹	1.50%²
¹	Costs are for the period of February 18, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	111.26%
Derivatives	9.14%
Money Market Fund	1.60%
Liabilities in Excess of Other Assets	-22.00%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/fgru/.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$6,631,202
Number of Holdings	2
Total Net Advisory Fee	$18,326
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

T-REX 2X Long PAAS Daily Target ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 T-REX 2X Long PAAS Daily Target ETF ticker: PAAU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long PAAS Daily Target ETF for the period of March 12, 2026 to June 30, 2026. You can find additional information about the Fund at www.rexshares.com/paau/. You can also contact us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long PAAS Daily Target ETF	$33¹	1.50%²
¹	Costs are for the period of March 12, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$465,666
Number of Holdings	2
Total Net Advisory Fee	$2,285
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	93.20%
Money Market Fund	10.26%
Derivatives	-1.67%
Liabilities in Excess of Other Assets	-1.79%

Material Changes

Fund Liquidation

On June 26, 2026, the Board of Trustees approved a Plan of Liquidation for the Fund. The Fund ceased trading and was closed to purchases on July 10, 2026, and completed its liquidation and termination on July 20, 2026. In preparation for the liquidation, the Advisor liquidated the Fund’s portfolio, resulting in increased cash positions, deviations from the Fund’s stated investment objective and strategies, and the incurrence of liquidation-related expenses.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/paau/.

T-REX 2X Long SNDK Daily Target ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 T-REX 2X Long SNDK Daily Target ETF ticker: SNDU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long SNDK Daily Target ETF for the period of March 12, 2026 to June 30, 2026. You can find additional information about the Fund at www.rexshares.com/sndu/. You can also contact us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long SNDK Daily Target ETF	$208¹	1.50%²
¹	Costs are for the period of March 12, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$405,300,623
Number of Holdings	4
Total Net Advisory Fee	$538,687
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	84.37%
Derivatives	16.14%
Money Market Fund	2.58%
Liabilities in Excess of Other Assets	-3.09%

Material Changes

Stock Split

On May 14, 2026, the Board of Trustees approved a 3-for-1 stock split for the Fund. The stock split was effectuated after the close of trading on June 5, 2026, and the Fund’s shares began trading on a split-adjusted basis on June 8, 2026. The Creation Unit size remained at 10,000 shares per unit.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/sndu/.

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Period Ended June 30, 2026 (unaudited)

T-REX 2X LONG EOSE DAILY TARGET ETF(1)

T-REX 2X LONG RDW DAILY TARGET ETF(2)

T-REX 2X LONG APH DAILY TARGET ETF(3)

T-REX 2X LONG FIGR DAILY TARGET ETF(3)

T-REX 2X LONG PAAS DAILY TARGET ETF(4)

T-REX 2X LONG SNDK DAILY TARGET ETF(4)

(1)The Fund commenced operations on January 14, 2026.

(2)The Fund commenced operations on January 30, 2026.

(3)The Fund commenced operations on February 18, 2026.

(4)The Fund commenced operations on March 12, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG EOSE DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND - 11.34%
First American Government Obligations Fund - X Class 3.557%(A)	1,040,425	$1,040,425
(Cost: $1,040,425)

TOTAL INVESTMENTS - 11.34%		1,040,425
(Cost: $1,040,425)
Other Assets, Net of Liabilities - 88.66%(B)		8,131,308
TOTAL NET ASSETS - 100.00%		$9,171,733

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Marex Derivative Products, Inc.	Eos Energy Enterprises, Inc.	Receive	OBFR01(C) + 300bps	Monthly	3/10/2027	$17,629,969	$(166,973)
Clear Street Derivatives, LLC	Eos Energy Enterprises, Inc.	Receive	OBFR01(C) + 1100bps	Monthly	1/19/2028	751,693	93,715
TOTAL RETURN SWAP CONTRACTS						$18,381,662	$(73,258)

(A)Effective 7-day yield as of June 30, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG RDW DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND - 9.14%
First American Government Obligations Fund - X Class 3.557%(A)	4,509,361	$4,509,361
(Cost: $4,509,361)

TOTAL INVESTMENTS - 9.14%		4,509,361
(Cost: $4,509,361)
Other Assets, Net of Liabilities - 90.86%(B)		44,847,689
TOTAL NET ASSETS - 100.00%		$49,357,050

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Marex Derivative Products, Inc.	Redwire Corporation	Receive	OBFR01(C) + 600bps	Monthly	6/20/2027	$89,193,243	$8,998,213
Jane Street Capital	Redwire Corporation	Receive	OBFR01(C) + 1200bps	Monthly	7/7/2027	9,087,465	1,049,059
Clear Street Derivatives, LLC	Redwire Corporation	Receive	OBFR01(C) + 1800bps	Monthly	2/2/2028	512,584	(602,318)
TOTAL RETURN SWAP CONTRACTS						$98,793,292	$9,444,954

(A)Effective 7-day yield as of June 30, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG APH DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND - 9.03%
First American Government Obligations Fund - X Class 3.557%(A)	308,857	$308,857
(Cost: $308,857)

TOTAL INVESTMENTS - 9.03%		308,857
(Cost: $308,857)
Other Assets, Net of Liabilities - 90.97%(B)		3,112,492
TOTAL NET ASSETS - 100.00%		$3,421,349

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Amphenol Corporation	Receive	OBFR01(C) + 200bps	Monthly	2/23/2028	$6,843,156	$459,583
TOTAL RETURN SWAP CONTRACTS						$6,843,156	$459,583

(A)Effective 7-day yield as of June 30, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG FIGR DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND - 1.60%
First American Government Obligations Fund - X Class 3.557%(A)	106,182	$106,182
(Cost: $106,182)

TOTAL INVESTMENTS - 1.60%		106,182
(Cost: $106,182)
Other Assets, Net of Liabilities - 98.40%(B)		6,525,020
TOTAL NET ASSETS - 100.00%		$6,631,202

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Figure Technology Solutions, Inc.	Receive	OBFR01(C) + 750bps	Monthly	2/23/2028	$13,263,127	$606,040
TOTAL RETURN SWAP CONTRACTS						$13,263,127	$606,040

(A)Effective 7-day yield as of June 30, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG PAAS DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND - 10.26%
First American Government Obligations Fund - X Class 3.557%(A)	47,798	$47,798
(Cost: $47,798)

TOTAL INVESTMENTS - 10.26%		47,798
(Cost: $47,798)
Other Assets, Net of Liabilities - 89.74%(B)		417,868
TOTAL NET ASSETS - 100.00%		$465,666

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Pan American Silver Corp.	Receive	OBFR01(C) + 350bps	Monthly	3/15/2028	$931,318	$(7,792)
TOTAL RETURN SWAP CONTRACTS						$931,318	$(7,792)

(A)Effective 7-day yield as of June 30, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG SNDK DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND - 2.58%
First American Government Obligations Fund - X Class 3.557%(A)	10,438,354	$10,438,354
(Cost: $10,438,354)

TOTAL INVESTMENTS - 2.58%		10,438,354
(Cost: $10,438,354)
Other Assets, Net of Liabilities - 97.42%(B)		394,862,269
TOTAL NET ASSETS - 100.00%		$405,300,623

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC	Sandisk Corporation	Receive	OBFR01(C) + 1400bps	Monthly	4/19/2027	$37,157,296	$8,399,319
Jane Street Capital	Sandisk Corporation	Receive	OBFR01(C) + 1200bps	Monthly	7/27/2027	126,664,951	7,281,184
Clear Street Derivatives, LLC	Sandisk Corporation	Receive	OBFR01(C) + 1000bps	Monthly	3/15/2028	648,097,178	49,741,692
TOTAL RETURN SWAP CONTRACTS						$811,919,425	$65,422,195

(A)Effective 7-day yield as of June 30, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

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See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

June 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Statements of Assets and Liabilities

	Long EOSE	Long RDW	Long APH	Long FIGR	Long PAAS	Long SNDK
ASSETS
Investments at value(1) (Note 1)	$1,040,425	$4,509,361	$308,857	$106,182	$47,798	$10,438,354
Cash collateral held for open total return swap contracts (Note 1)	8,239,457	33,606,694	2,647,000	7,378,000	434,000	341,964,431
Receivable for capital stock sold	—	995,810	—	—	—	—
Interest receivable	3,236	—	964	306	169	24,770
Net unrealized appreciation of total return swap contracts	—	9,444,954	459,583	606,040	—	65,422,195
Due from counterparty on total return swap contracts	—	908,416	9,186	—	—	—
TOTAL ASSETS	9,283,118	49,465,235	3,425,590	8,090,528	481,967	417,849,750

LIABILITIES
Payable for capital stock redeemed	—	—	—	—	—	7,461,806
Interest payable	—	26,323	—	—	—	74,937
Net unrealized depreciation of total return swap contracts	73,258	—	—	—	7,792	—
Due to counterparty on total return swap contracts	24,975	—	—	1,453,293	7,801	4,708,321
Accrued advisory fees (Note 2)	13,152	81,862	4,241	6,033	708	304,063
TOTAL LIABILITIES	111,385	108,185	4,241	1,459,326	16,301	12,549,127
NET ASSETS	$9,171,733	$49,357,050	$3,421,349	$6,631,202	$465,666	$405,300,623

Net Assets Consist of:
Paid-in capital	$25,977,985	$107,426,713	$1,937,230	$7,996,271	$813,711	$159,470,173
Distributable earnings (accumulated deficits)	(16,806,252)	(58,069,663)	1,484,119	(1,365,069)	(348,045)	245,830,450
Net Assets	$9,171,733	$49,357,050	$3,421,349	$6,631,202	$465,666	$405,300,623

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	404,782	4,960,000	110,000	620,000	40,000	5,980,000
Net Asset Value and Offering Price Per Share	$22.66	$9.95	$31.10	$10.70	$11.64	$67.78

(1) Identified cost of:	$1,040,425	$4,509,361	$308,857	$106,182	$47,798	$10,438,354

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Statements of Operations

	Long EOSE(1)	Long RDW(2)	Long APH(3)	Long FIGR(3)	Long PAAS(4)	Long SNDK(4)
INVESTMENT INCOME
Interest	$12,679	$25,412	$1,808	$945	$548	$57,593
Total investment income	12,679	25,412	1,808	945	548	57,593

EXPENSES
Investment advisory fees (Note 2)	61,006	144,199	7,666	18,326	2,285	538,687
Total expenses	61,006	144,199	7,666	18,326	2,285	538,687
Net investment income (loss)	(48,327)	(118,787)	(5,858)	(17,381)	(1,737)	(481,094)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on total return swap contracts	(16,684,667)	(67,395,830)	1,030,394	(1,953,728)	(338,516)	180,889,349
Net change in unrealized appreciation (depreciation) of total return swap contracts	(73,258)	9,444,954	459,583	606,040	(7,792)	65,422,195
Net realized and unrealized gain (loss)	(16,757,925)	(57,950,876)	1,489,977	(1,347,688)	(346,308)	246,311,544

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(16,806,252)	$(58,069,663)	$1,484,119	$(1,365,069)	$(348,045)	$245,830,450

(1)The Fund commenced operations on January 14, 2026.

(2)The Fund commenced operations on January 30, 2026.

(3)The Fund commenced operations on February 18, 2026.

(4)The Fund commenced operations on March 12, 2026.

T-REX 2X DAILY TARGET ETFS

Period Ended June 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Statements of Changes in Net Assets

	Long EOSE(1)	Long RDW(2)	Long APH(3)	Long FIGR(3)	Long PAAS(4)	Long SNDK(4)
	Period Ended June 30, 2026 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(48,327)	$(118,787)	$(5,858)	$(17,381)	$(1,737)	$(481,094)
Net realized gain (loss)	(16,684,667)	(67,395,830)	1,030,394	(1,953,728)	(338,516)	180,889,349
Net change in unrealized appreciation (depreciation)	(73,258)	9,444,954	459,583	606,040	(7,792)	65,422,195
Increase (decrease) in net assets from operations	(16,806,252)	(58,069,663)	1,484,119	(1,365,069)	(348,045)	245,830,450

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	38,148,238	177,353,097	3,568,626	11,815,154	813,711	323,283,327
Cost of shares redeemed	(12,170,253)	(69,926,384)	(1,631,396)	(3,818,883)	—	(163,813,154)
Increase (decrease) in net assets from capital stock transactions	25,977,985	107,426,713	1,937,230	7,996,271	813,711	159,470,173

NET ASSETS
Increase (decrease) during period	9,171,733	49,357,050	3,421,349	6,631,202	465,666	405,300,623
Beginning of period	—	—	—	—	—	—
End of period	$9,171,733	$49,357,050	$3,421,349	$6,631,202	$465,666	$405,300,623

(1)The Fund commenced operations on January 14, 2026.

(2)The Fund commenced operations on January 30, 2026.

(3)The Fund commenced operations on February 18, 2026.

(4)The Fund commenced operations on March 12, 2026.

T-REX 2X DAILY TARGET ETFS

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG EOSE DAILY TARGET ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended June 30, 2026(1)(7) (unaudited)
Net asset value, beginning of period	$625.00
Investment activities
Net investment income (loss)(2)	(5.60)
Net realized and unrealized gain (loss)(3)	(596.74)
Total from investment activities	(602.34)

Net asset value, end of period	$22.66

Total Return(4)	(96.37%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%
Net investment income (loss)	(1.19%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$9,172

(1)The Fund commenced operations on January 14, 2026.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets have been annualized.

(6)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(7)On April 15, 2026, the Fund effected a 1-for-25 reverse stock split. All historical per share information has been retroactively adjusted to reflect these stock splits (Note 5).

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG RDW DAILY TARGET ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended June 30, 2026(1)(unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.09)
Net realized and unrealized gain (loss)(3)	(14.96)
Total from investment activities	(15.05)

Net asset value, end of period	$9.95

Total Return(4)	(60.20%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%
Net investment income (loss)	(1.24%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$ 49,357

(1)The Fund commenced operations on January 30, 2026.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets have been annualized.

(6)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG APH DAILY TARGET ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended June 30, 2026(1)(unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.09)
Net realized and unrealized gain (loss)(3)	6.19
Total from investment activities	6.10

Net asset value, end of period	$31.10

Total Return(4)	24.41%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%
Net investment income (loss)	(1.15%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$3,421

(1)The Fund commenced operations on February 18, 2026.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets have been annualized.

(6)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG FIGR DAILY TARGET ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended June 30, 2026(1)(unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.07)
Net realized and unrealized gain (loss)(3)	(14.23)
Total from investment activities	(14.30)

Net asset value, end of period	$10.70

Total Return(4)	(57.22%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%
Net investment income (loss)	(1.42%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$6,631

(1)The Fund commenced operations on February 18, 2026.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets have been annualized.

(6)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG PAAS DAILY TARGET ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended June 30, 2026(1)(unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.06)
Net realized and unrealized gain (loss)(3)	(13.30)
Total from investment activities	(13.36)

Net asset value, end of period	$11.64

Total Return(4)	(53.43%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%
Net investment income (loss)	(1.14%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$466

(1)The Fund commenced operations on March 12, 2026.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets have been annualized.

(6)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X LONG SNDK DAILY TARGET ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended June 30, 2026(1)(7)(unaudited)
Net asset value, beginning of period	$8.33
Investment activities
Net investment income (loss)(2)	(0.15)
Net realized and unrealized gain (loss)(3)	59.60
Total from investment activities	59.45

Net asset value, end of period	$67.78

Total Return(4)	713.31%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%
Net investment income (loss)	(1.34%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$405,301

(1)The Fund commenced operations on March 12, 2026.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets have been annualized.

(6)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(7)On June 8, 2026, the Fund effected a 3-for-1 stock split. All historical per share information has been retroactively adjusted to reflect these stock splits (Note 5).

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial StatementsJune 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-REX 2X Long EOSE Daily Target ETF (“Long EOSE”), T-REX 2X Long RDW Daily Target ETF (“Long RDW”), T-REX 2X Long APH Daily Target ETF (“Long APH”), T-REX 2X Long FIGR Daily Target ETF (“Long FIGR”), T-REX 2X Long PAAS Daily Target ETF (“Long PAAS”), T-REX 2X Long SNDK Daily Target ETF (“Long SNDK”), (collectively, “the Funds”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. Long EOSE commenced operations on January 14, 2026. Long RDW commenced operations on January 30, 2026. Long APH and Long FIGR commenced operations on February 18, 2026. Long PAAS and Long SNDK commenced operations on March 12, 2026.

The investment objectives of the Funds are as follows:

Fund	Objective
Long EOSE	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Eos Energy Enterprises, Inc. (NASDAQ: EOSE)
Long RDW	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Redwire Corporation (NYSE: RDW)
Long APH	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Amphenol Corp. (NYSE: APH)
Long FIGR	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Figure Technology Solutions Inc. (NASDAQ: FIGR)
Long PAAS	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Pan American Silver Corp (NYSE: PAAS)
Long SNDK	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Sandisk Corporation (NASDAQ: SNDK)

The Funds are each deemed to be individual operating and reporting segments and are not part of a reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long EOSE
Assets
Money Market Fund	$1,040,425	$—	$—	$1,040,425
	$1,040,425	$—	$—	$1,040,425
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(73,258)	$—	$(73,258)
	$—	$(73,258)	$—	$(73,258)

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long RDW
Assets
Money Market Fund	$4,509,361	$—	$—	$4,509,361
Unrealized Appreciation of Total Return Swap Contracts	—	9,444,954	—	9,444,954
	$4,509,361	$9,444,954	$—	$13,954,315

Long APH
Assets
Money Market Fund	$308,857	$—	$—	$308,857
Unrealized Appreciation of Total Return Swap Contracts	—	459,583	—	459,583
	$308,857	$459,583	$—	$768,440

Long FIGR
Assets
Money Market Fund	$106,182	$—	$—	$106,182
Unrealized Appreciation of Total Return Swap Contracts	—	606,040	—	606,040
	$106,182	$606,040	$—	$712,222

Long PAAS
Assets
Money Market Fund	$47,798	$—	$—	$47,798
	$47,798	$—	$—	$47,798
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(7,792)	$—	$(7,792)
	$—	$(7,792)	$—	$(7,792)

Long SNDK
Assets
Money Market Fund	$10,438,354	$—	$—	$10,438,354
Unrealized Appreciation of Total Return Swap Contracts	—	65,422,195	—	65,422,195
	$10,438,354	$65,422,195	$—	$75,860,549

Refer to the Funds’ Schedules of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the period ended June 30, 2026.

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended June 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at 10,000 known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii)  a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units  (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

Fund	Creation Unit Shares	Creation Transaction Fee	Value
Long EOSE	10,000	$300	$226,600
Long RDW	10,000	300	99,500
Long APH	10,000	300	311,000
Long FIGR	10,000	300	107,000
Long PAAS	10,000	300	116,400
Long SNDK	10,000	300	677,800

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap contracts may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swap contacts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Funds’ custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of June 30, 2026.

Long EOSE
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Marex Derivative Products, Inc.	$—	$166,973	$(166,973)	$166,973	$—
Clear Street Derivatives, LLC	93,715	—	93,715	—	93,715
	$93,715	$166,973	$(73,258)	$166,973	$93,715

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

Long RDW
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Marex Derivative Products, Inc.	$8,998,213	$—	$8,998,213	$—	$8,998,213
Jane Street Capital	1,049,059	—	1,049,059	—	1,049,059
Clear Street Derivatives, LLC	—	602,318	(602,318)	602,318	—
	$10,047,272	$602,318	$9,444,954	$602,318	$10,047,272

Long APH
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$459,583	$—	$459,583	$—	$459,583
	$459,583	$—	$459,583	$—	$459,583

Long FIGR
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$606,040	$—	$606,040	$—	$606,040
	$606,040	$—	$606,040	$—	$606,040

Long PAAS
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$—	$7,792	$(7,792)	$7,792	$—
	$—	$7,792	$(7,792)	$7,792	$—

Long SNDK
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured, LLC	$8,399,319	$—	$8,399,319	$—	$8,399,319
Jane Street Capital	7,281,184	—	7,281,184	—	7,281,184
Clear Street Derivatives, LLC	49,741,692	—	49,741,692	—	49,741,692
	$65,422,195	$—	$65,422,195	$—	$65,422,195

*Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

**The actual collateral pledged (received) may be more than the amounts shown.

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

The average monthly notional amount of the total return swap contracts during the period ended June 30, 2026, were as follows:

Fund	Average Monthly Notional Amount
Long EOSE	$15,900,630
Long RDW	61,517,736
Long APH	3,614,755
Long FIGR	7,201,287
Long PAAS	996,585
Long SNDK	350,989,309

As of June 30, 2026, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long EOSE
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	$(73,258)
Long RDW
Derivative Assets
	Net unrealized appreciation of total return swap contracts	9,444,954
Long APH
Derivative Assets
	Net unrealized appreciation of total return swap contracts	459,583
Long FIGR
Derivative Assets
	Net unrealized appreciation of total return swap contracts	606,040
Long PAAS
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(7,792)
Long SNDK
Derivative Assets
	Net unrealized appreciation of total return swap contracts	65,422,195

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended June 30, 2026, is as follows:

Fund	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Long EOSE	$(16,684,667)	$(73,258)
Long RDW	(67,395,830)	9,444,954
Long APH	1,030,394	459,583
Long FIGR	(1,953,728)	606,040
Long PAAS	(338,516)	(7,792)
Long SNDK	180,889,349	65,422,195

*Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly, based on a percentage of each Fund’s average daily net assets, at an annualized rate of 1.50%.

REX Shares, LLC (“REX”), a Delaware limited liability company, located in Miami, Florida, is an independent sponsor of ETFs. The research of an affiliate of REX was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the shares or any member of the public regarding the advisability of investing in securities generally or in the shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with REX pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, providing the Funds with access to and the use of the REX’s marketing capabilities, including leverage the REX’s expertise in developing marketing strategies and communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds. REX does not act as a distributor to the Funds and does not sell shares of the Funds. All Funds are distributed through the Distributor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily based on the daily net assets of the Funds, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as each Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as each Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

NOTE 3 – INVESTMENTS

During the period ended June 30, 2026, there were no purchases or sales of long-term securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

There were no distributions paid by the Funds during the period ended June 30, 2026.

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total
Long EOSE	$(48,327)	$(16,684,667)	$(73,258)	$(16,806,252)
Long RDW	(118,787)	(67,395,830)	9,444,954	(58,069,663)
Long APH	(5,858)	1,030,394	459,583	1,484,119
Long FIGR	(17,381)	(1,953,728)	606,040	(1,365,069)
Long PAAS	(1,737)	(338,516)	(7,792)	(348,045)
Long SNDK	(481,094)	180,889,349	65,422,195	245,830,450

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long EOSE	$1,040,425	$—	$(73,258)	$(73,258)
Long RDW	4,509,361	9,444,954	—	9,444,954
Long APH	308,857	459,583	—	459,583
Long FIGR	106,182	606,040	—	606,040
Long PAAS	47,798	—	(7,792)	(7,792)
Long SNDK	10,438,354	65,422,195	—	65,422,195

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

Shares of beneficial interest transactions for the Funds were:

Period Ended June 30, 2026
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Long EOSE(1)	694,400	(289,618)	404,782
Long RDW	9,500,000	(4,540,000)	4,960,000
Long APH	180,000	(70,000)	110,000
Long FIGR	860,000	(240,000)	620,000
Long PAAS	40,000	—	40,000
Long SNDK(2)	10,330,000	(4,350,000)	5,980,000

(1) Share amounts for Long EOSE have been adjusted for a 1-for-25 reverse stock split effective on April 15, 2026.

(2)Share amounts for Long SNDK have been adjusted for a 3-for-1 stock split effective on June 8, 2026.

On March 31, 2026, the Board of the Trust approved a reverse stock split for Long EOSE at a split ratio of 1-for-25. The Creation Unit size for each Fund remains at 10,000 shares per unit.

For Long EOSE, the reverse stock split was effectuated after the close of trading on April 14, 2026. Shares of Long EOSE began trading on a split-adjusted basis on April 15, 2026.

On May 14, 2026, the Board of the Trust approved a stock split for Long SNDK at a split ratio of 3-for-1. The Creation Unit size for each Fund remains at 10,000 shares per unit.

For Long SNDK, the stock split was effectuated after the close of trading on June 5, 2026. Shares of Long SNDK began trading on a split-adjusted basis on June 8, 2026.

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits effected on April 14, 2026, and June 5, 2026:

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split*	Shares Outstanding Before Split	Shares Outstanding After Split
Long EOSE	4/14/2026	1-for-25	$1.39	$34.65	8,160,000	326,400
Long SNDK	6/5/2026	3-for-1	$109.42	$36.47	1,570,000	4,710,000

*Per-share amounts are rounded independently after giving effect to the reverse stock split and stock split, respectively.

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

NOTE 6 - RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objectives. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Fund Liquidation

On June 26, 2026, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation (the “Plan”) for the T-REX 2X Long PAAS Daily Target ETF (PAAU) (the “Fund”), based on the recommendation of the Fund’s investment advisor, Tuttle Capital Management, LLC.

The Fund ceased trading on Cboe BZX Exchange, Inc. and was closed to purchases as of the close of regular trading on July 10, 2026 (the “Closing Date”). The Fund did not accept purchase orders after the Closing Date, and shareholders were permitted to sell their shares through the Closing Date. The Fund was liquidated on July 20, 2026 (the “Liquidation Date”).

On or about the Liquidation Date, the Fund distributed to shareholders of record who had not previously redeemed or sold their shares cash in an amount equal to each shareholder’s proportionate interest in the net assets of the Fund, after payment of Fund liabilities and liquidation expenses. Once distributions were complete, the Fund terminated.

Prior to the Closing Date, the Advisor liquidated the Fund’s portfolio, resulting in increased cash positions and a deviation from the Fund’s stated investment objective and strategies. The Fund bore brokerage, transaction, and other expenses associated with the liquidation, which were determined to be extraordinary expenses.

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued, and except as noted above, no additional items require disclosure.

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

At meetings held on September 23-24, 2025 with respect to the T-REX 2X Long EOSE Daily Target ETF, the T-REX 2X Long RDW Daily Target ETF, the T-REX 2X Long FIGR Daily Target ETF, on December 10-11, 2025 with respect to the T-REX 2X Long APH Daily Target ETF, and on March 10-11, 2026 with respect to the T-REX 2X Long SNDK Daily Target ETF and the T-REX 2X Long PAAS Daily Target ETF (each, a “Fund”) (each, a “Meeting”), the Board of the ETF Opportunities Trust (the “Board”) considered the approval of the proposed Investment Advisory Agreements (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) between the ETF Opportunities Trust (the “Trust”) and Tuttle Capital Management, LLC (“TCM”), with respect to each Fund. In each Meeting, the Board reflected on its discussions with the representatives from TCM regarding the manner in which each Fund was to be managed and the roles and responsibilities of TCM under the Advisory Agreements.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of each Advisory Agreement and the responses of TCM to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of each Meeting. Trust Counsel noted that the response included financial information of TCM, information on the personnel of and services to be provided by TCM, an expense comparison analysis for each Fund and comparable ETFs, and the Advisory Agreements.

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Supplemental Information (unaudited)

Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of each Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by TCM; (ii) the costs of the services to be provided and profits to be realized by TCM from the relationship with each Fund; (iii) the extent to which economies of scale would be realized if each Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of each Fund’s shareholders; and (iv) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at each Meeting. The Board requested or was provided with information and reports relevant to the approval of each Advisory Agreement, including: (i) information regarding the services and support to be provided by TCM to each Fund and its shareholders; (ii) presentations by management of TCM addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing each Fund; (iii) information pertaining to the compliance structure of TCM; (iv) disclosure information contained in the Trust’s registration statement and TCM’s Form ADV and its policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about TCM, including financial information, personnel and the services to be provided by TCM to each Fund, TCM’s compliance program, current legal matters, and other general information; (ii) projected expenses of each Fund and comparative expense information for other ETFs with strategies similar to said Fund prepared by an independent third party; (iii) the anticipated effect of size on each Fund’s performance and expenses; and (iv) benefits anticipated to be realized by TCM from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Supplemental Information (unaudited)

1. The nature, extent, and quality of the services to be provided by TCM

In this regard, the Board considered the responsibilities of TCM under the Advisory Agreement. The Board reviewed the services to be provided by TCM to each Fund, including, without limitation, the processes of TCM for assuring compliance with each Fund’s investment objectives and limitations; TCM’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by TCM for the Funds among the service providers; and the anticipated efforts of TCM to promote each Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating of TCM; the education and experience of TCM’s personnel; and information provided regarding TCM’s compliance program, policies and procedures. After reviewing the foregoing and further information from TCM, the Board concluded that the quality, extent, and nature of the services to be provided by TCM were satisfactory and adequate for each Fund.

2. The investment performance of each Fund

The Board noted that the Funds had not yet commenced operations. The Trustees considered TCM’s experience in managing other ETFs with similar strategies as the Funds, including other ETFs with swaps-based strategies.

3. The costs of services to be provided and profits to be realized by TCM from the relationship with the Funds

In this regard, the Board considered the financial condition of TCM and TCM’s level of commitment to each Fund. The Board also considered the projected assets and proposed expenses of each Fund, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by TCM. The Trustees considered the unitary fee structure proposed by TCM. The Board compared the proposed unitary fee of each Fund to the gross and net advisory fees and gross and net expense ratios of ETFs in a custom category selected by Broadridge Financial Solutions (“Broadridge”) from each Fund’s projected Morningstar category (its “Category”) and a peer group selected by Broadridge from its Category (its “Peer Group”). The Trustees noted that each Fund’s proposed advisory fee was higher than the median gross and net advisory fees of its Category and Peer Group, and each Fund’s projected gross and net expense ratios were higher than the median gross and net expense ratios of its Category and Peer Group. The Trustees acknowledged TCM’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund that

FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS

Supplemental Information (unaudited)

requires unique services such as those provided by TCM, and that they are within the range of those of similar funds, including recently launched funds referenced by TCM and competitor leveraged ETFs as identified by TCM. The Trustees considered TCM’s responsibilities interacting with swap counterparties and daily rebalancing of swap exposures. After further consideration, the Board concluded that the projected profitability and fees to be paid to TCM were within an acceptable range in light of the services to be rendered by TCM.

4. The extent to which economies of scale would be realized as each Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of each Fund’s shareholders

The Trustees considered that it was not anticipated that the Funds would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits shareholders’ exposure to underlying operating expense increases.

5. Possible conflicts of interest and other benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Code of Ethics and other relevant policies of TCM. The Board noted that TCM has represented that swap transactions are not eligible for soft dollars and that it does not anticipate utilizing commission recapture with regard to the Funds. The Board also considered potential benefits for TCM in managing the Funds. Following further consideration and discussion, the Board concluded that the standards and practices of TCM relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by TCM from managing the Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement in respect of each Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreement for an initial two-year period.

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ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 9, 2026

* Print the name and title of each signing officer under his or her signature.